[Janus Henderson Letterhead]

July 25, 2025

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	JANUS DETROIT STREET TRUST (the “Registrant”)
1933 Act File No. 333-207814
1940 Act File No. 811-23112

Dear Sir or Madam:

Pursuant to Rule 497(j) of Regulation C under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies on behalf of the Registrant:

1.	There are no changes to the Prospectus and Statement of Additional Information (“SAI”) from the forms of the Prospectus and SAI that were filed in Post-Effective Amendment No. 69 (“PEA No. 69”) on July 21, 2025, pursuant to Rule 485(b) under the 1933 Act for Janus Henderson Asset-Backed Securities ETF.

2.	The text of PEA No. 69 has been filed electronically.

If you have any questions regarding this filing, please call me at (303) 336-7903.

Respectfully,

/s/ Cara Owen

Cara Owen, Esq.

Vice President, Secretary, and Chief Legal Officer of the Registrant

Enclosure (via EDGAR)

cc:	Jay Mensah, Esq.
Eric S. Purple, Esq.